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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                              MARQUIS PORTFOLIOS

                       SUPPLEMENT DATED FEBRUARY 7, 2006
                   TO THE PROSPECTUS DATED NOVEMBER 7, 2005

MetLife Investors USA Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain investment portfolios ("Existing Funds") and substitute new investment portfolios ("Replacement Funds") in its Marquis Portfolios variable annuity contract as shown below. The Replacement Funds are portfolios of Met Investors Series Trust. To the extent that a Replacement Fund is not currently available as an investment portfolio under your contract, such Replacement Fund will be added as an investment portfolio on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of contract owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

 EXISTING FUND AND CURRENT ADVISER
 (WITH CURRENT SUB-ADVISER AS NOTED)                     REPLACEMENT FUND AND SUB-ADVISER
------------------------------------------               ---------------------------------------
 Lazard Retirement Small Cap Portfolio                   Third Avenue Small Cap Value Portfolio
 -------------------------------------    (right arrow)  --------------------------------------
 (Class B)                                               (Class B)

 Lazard Asset Management, LLC                            Third Avenue Management LLC
------------------------------------------               ---------------------------------------
------------------------------------------               ---------------------------------------
 Mutual Shares Securities Fund                           Lord Abbett Growth and Income Portfolio
 -----------------------------            (right arrow)  ---------------------------------------
 (Class 2)                                               (Class B)

 Franklin Mutual Advisers, LLC                           Lord, Abbett & Co. LLC
------------------------------------------               ---------------------------------------
------------------------------------------               ---------------------------------------
 Van Kampen LIT Emerging Growth Portfolio                Janus Aggressive Growth Portfolio
 ---------------------------------------- (right arrow)  ---------------------------------
 (Class II)                                              (Class B)

 Van Kampen Asset Management Inc.                        Janus Capital Management LLC
------------------------------------------               ---------------------------------------

Please note that:

  . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

  . The elections you have on file for allocating your account value and purchase payments will be redirected to the Replacement Fund unless you change your elections and transfer your account value before the substitution takes place.

  . You may transfer amounts in your contract among the investment portfolios and the fixed account (where available) as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

                                                                SUPP-SUBUSAMARQ

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  .   If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

  . On the effective date of the substitution, your account value in the investment portfolio will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

  .   There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust, as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company
5 Park Plaza, Suite 1900
Irvine, CA 92614


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